INVESTMENT SECURITIES - Balances of investment securities (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of investment securities
Total investment securities			$ 23,030,230
Loss impairment			(71)
Total investment securities net	$ 7,086.7		23,030,159	$ 21,513,199	[2]
Investments in debt securities available for sale				17,790,127
Investments in debt securities held to maturity				2,899,039
Investments in equity securities available-for-sale				$ 824,033
Financial assets at fair value through profit or loss, category [member]
Disclosure of investment securities
Total investment securities			31,256
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of investment securities
Total investment securities			18,935,757
Financial assets at amortised cost, category [member]
Disclosure of investment securities
Total investment securities			2,972,616
Loss impairment			(71)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of investment securities
Total investment securities			$ 1,090,601

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.